Summary of Significant Accounting Policies: Property and Equipment, Policy: Property and Equipment, Schedule of Useful Lives (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Tables/Schedules
Property and Equipment, Schedule of Useful Lives
Computer software	3 years
Computer hardware	5 years
Office furniture	7 years

Computer Software	3 years
Computer Equipment	5 years
Office furniture and equipment	7 years